Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2013 Foreign Currency Intercompany Payable USD ($)	Nov. 30, 2012 Foreign Currency Intercompany Payable USD ($)	Nov. 30, 2013 Minimum USD ($)	Nov. 30, 2012 Costa Allegra [Member] USD ($)	Nov. 30, 2011 Costa Marina And Pacific Sun [Member] USD ($)	Nov. 30, 2012 North America Brands Seabourn [Member] USD ($)	Nov. 30, 2013 Europe Australia And Asia Cruise Brands [Member] USD ($)	Jul. 31, 2012 Cash Flow Hedging [Member]	Jul. 31, 2012 Cash Flow Hedging [Member] Maximum USD ($)	Jul. 31, 2012 Cash Flow Hedging [Member] Minimum USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 176,000,000									$ 176,000,000
Impairment of Long-Lived Assets to be Disposed of		57,000,000	28,000,000				34,000,000	28,000,000	23,000,000
Operating Expenses							17,000,000
Equity Method Investment, Other than Temporary Impairment										14,000,000
Derivative asset, cash collateral netting threshold, fair value						100,000,000
Designated debt and other obligations as non-derivative hedges of net investments in foreign operations				2,200,000,000	1,800,000,000
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	234,000,000	243,000,000
Foreign currency translation adjustment	(9,000,000)	39,000,000	21,000,000
Weighted-average ceiling rate (GBP per Euro in July)											0.83
Currency exchange risk hedged												300,000,000	278,000,000
Weighted-average floor rate (GBP per Euro in July)											0.77
Derivative, Notional Amount	552,000,000
Foreign currency contract commitments	$ 1,300,000,000
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	59.00%	61.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	41.00%	39.00%